July 16, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:             Wells Fargo Variable Trust (the "Trust")

Wells Fargo Advantage VT International Core Fund

  (the “Funds”)   No. 333-165355

Dear Sir/Madam:

Pursuant to Section 485(a) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby requests series and class identifiers as follows:

For the Wells Fargo Advantage VT International Core Fund new identifier for Class 1 shares;

which were registered electronically via EDGAR in  a Form N-14 filing by the Trust dated March 9, 2010 with accession number 0000907244-10-000329.  This filing is being made solely for the purpose of obtaining identifiers for the Wells Fargo Advantage VT International Core Fund new identifier for Class 1 shares.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel